Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation:

The accompanying interim financial information of Seaspan Corporation (the “Company”) has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), on a basis consistent with those followed in the December 31, 2015 audited annual consolidated financial statements except as indicated below. The accompanying interim financial information is unaudited and reflects all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods presented. These unaudited interim consolidated financial statements do not include all the disclosures required under U.S. GAAP for annual financial statements and should be read in conjunction with the December 31, 2015 annual consolidated financial statements filed with the Securities and Exchange Commission in the Company’s 2015 Annual Report on Form 20-F.

Certain prior periods’ information has been reclassified to conform with current financial statement presentation.

Recent adopted accounting pronouncements
(b)	Recently adopted accounting pronouncements:

Effective January 1, 2016, the Company retrospectively adopted, as required, Accounting Standards Update, or ASU, 2015-03, “Simplifying the Presentation of Debt Issuance Costs”. ASU 2015-03 requires that debt issuance costs be presented as a direct deduction from the related debt liability rather than as a deferred asset.  Amortization of the costs is reported as interest expense.

The impact on the interim consolidated statement of operations for the three and nine months ended September 30, 2015 was a reclassification of $3,799,000 and $10,390,000, respectively, from amortization of deferred charges to interest expense.  There was no impact on net earnings.

The impact on the consolidated balance sheet at December 31, 2015 was a reduction of deferred financing fees of $35,341,000 which was reclassified to reduce the current and long-term portions of long term debt by $1,563,000 and $27,791,000, respectively, and to reduce the current and long-term portions of other long-term liabilities by $125,000 and $5,862,000, respectively.

Recent accounting developments
(c)	Recent accounting developments:

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-15, “Statement of Cash Flows”.  ASU 2016-15 provides guidance for eight specific cash flow issues including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from settlement of insurance claims, proceeds from settlement of corporate-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows and application of the predominance principle.  The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2017.  The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

1.	Significant accounting policies (continued):
(c)	Recent accounting developments (continued):

In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”. ASU 2016-09 simplifies several aspects of accounting for employee share-based payment transactions, including accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statements of cash flows.  The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, “Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” which clarifies the implementation guidance related to the new revenue standard. An entity should evaluate whether it is the principal or the agent for each specified good or service promised in a contract with a customer and must focus on whether the entity has control of the goods or services before they are transferred to the customer. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases”, which requires lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases. The accounting for lessors will remain largely unchanged from the existing accounting standards. The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-01 changes the income statement impact of equity investments held by an entity, and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The standard does not apply to equity method investments or investments in consolidated subsidiaries. For entities that elect the fair value option for financial liabilities, the change in fair value that is attributable to instrument-specific credit risk must be recognized in other comprehensive income instead of net income. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is evaluating the new guidance to determine the impact it will have on its consolidated financial statements.